Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Oct. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other		¥ 185,355	¥ 294,417	¥ 199,255
Noncontrolling interests		394,578	330,406
Other intangible assets		659,578	671,212
Lease liabilities		¥ 103,165
Music [Member]
Supplementary Cash Flow Information [Line Items]
Payments for purchases of businesses and other			133,064	90,968
Noncontrolling interests				90,968
Content assets [member] | Music [Member]
Supplementary Cash Flow Information [Line Items]
Content assets (music catalogs)			116,289	¥ 182,689
Content assets [member] | Music [Member] | Increase in content assets [member]
Supplementary Cash Flow Information [Line Items]
Consideration for content assets			84,382
Other intangible assets [member] | Music [Member]
Supplementary Cash Flow Information [Line Items]
Other intangible assets			¥ 11,501
Discontinued operations [member]
Supplementary Cash Flow Information [Line Items]
Increase (decrease) in cash and cash equivalents, discontinued operations	¥ (1,170,068)